BUSINESS ACQUISITION	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

On June 9, 2021, the Company and Biznest, a subsidiary of the Company, consummated an acquisition of 100% of the equity interests of TNM and its subsidiary. Mr. Jianghuai Lin, the Chairman and CEO of the Company, who then owned approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM is a new media operator focusing on digital life scenes and mainly engages in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. Acquiring TNM and synergizing its new media network will enhance the Company’s presence in the new media and advertising sectors. After completion of the acquisition, TNM becomes a wholly owned subsidiary of Biznest.

Pursuant to the share purchase agreement, as a consideration of the purchase, the Company issued to the shareholders of TNM a total of 121,363 ordinary shares equivalent to the value of approximately $5.4 million.

The Company uses Level 3 inputs of fair value accounting for the identifiable assets and liabilities of TNM. The allocation of the purchase consideration is final, which was determined after the completion of a detailed analysis of the fair value for all assets acquired.

The following table summarizes the purchase price allocation for TNM, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$7,644
Accounts receivable, net	1,252,601
Advances to suppliers	75,971
Other receivables and other current assets, net	2,345,332
Long-term investments	1,386,191
Property and equipment	1,550,113
Right of use assets	74,812
Accounts payable	(339,198)
Advances from customers	(10,943)
Accrued payroll and benefits	(32,840)
Amounts due to related parties	(619,571)
Other payables and accrued expenses	(87,373)
Lease liabilities	(153,938)
Total net assets acquired	5,448,801
Bargain purchase gain	(12,345)
Total purchase price	$5,436,456

Due to the negative impact from COVID-19 pandemic and slowdown of the out-of-home advertising industry in China, the total consideration paid by the Company was less than the net amount of identifiable assets acquired and liabilities assumed of TNM, which resulted in a bargain purchase gain of approximately $12,000 on the acquisition date.

The Company’s consolidated statement of operations for the year ended December 31, 2021 included revenue of $1.78 million and net loss of $0.55 million attributable to TNM since June 9, 2021, the acquisition date.

The Company’s consolidated statement of operations for the six months ended June 30, 2022 included revenue of $1.13 million and net loss of $0.31 million attributable to TNM.

The Company’s consolidated statement of operations for the six months ended June 30, 2023 included revenue of $0.71 million and net profit of $0.25 million attributable to TNM.

On January 13, 2022, the Company entered into a share purchase agreement to acquire 95.56% equity interest in ZJIOT, aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China. Pursuant to the share purchase agreement, as consideration the Company agreed to issue to the shareholders of ZJIOT a total of approximately 20,154 restricted ordinary shares of the Company. The shares are expected to be issued in three phases. The first phase will issue approximately 6,718 shares within 20 days after closing of the transaction; the second phase will issue approximately 6,718 shares before May 31, 2023; the third phase will issue approximately 6,718 shares before May 31, 2024. Issuance of shares during the second and third phases will be conditioned upon the satisfaction of certain performance targets of ZJIOT as set forth in the share purchase agreement. Specifically, the second phase issuance requires from the closing date to December 31, 2022, ZJIOT have at least 2.5 million RMB of audited revenue and 0.5 million RMB of audited net income; and to be eligible for the third phase issuance, ZJIOT shall have at least 2.6 million RMB of revenue and 0.55 million RMB of net income during the fiscal year 2023. Upon the completion of the acquisition, the Company currently owns 100% equity interest in ZJIOT.

The total fair value of the contingent consideration presented as other current liability is in accordance with ASC 820-10 “Fair Value Measurements and Disclosures”. The approximately 20,154 ordinary shares issued under the share purchase agreement were deemed as the consideration transferred for the acquisition. The fair value of the shares issued was measured based on the average share price of the Company during year 2022, which therefore is categorized as Level 3 measurement of fair value.

The following table summarizes the purchase price allocation for ZJIOT, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Goodwill	58,922
Total purchase price	$267,392

The Company’s consolidated statement of operations for the six months ended June 30, 2022 included revenue of $0.1 million and net loss of $0.07 million attributable to ZJIOT since January 13, 2022, the acquisition date, to the end of June 30, 2022.

The Company’s consolidated statement of operations for the six months ended June 30, 2023 included revenue of $0.05 million and net loss of $0.1 million attributable to ZJIOT.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS